Allowance for Doubtful Accounts (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Allowance for Doubtful Accounts
Balance at January 1	¥ 14,420		¥ 4,516	¥ 1,800
Charged to (write-back against) cost and expenses	9,396	$ 1,350	10,904	2,716
Write-off of receivable balances and corresponding provisions	(6,120)		(1,000)
Balance at December 31	¥ 17,696		¥ 14,420	¥ 4,516